Employee Benefit Plans (Schedule Of Benefit Payments Expected To Be Paid) (Details) $ in Millions	Sep. 30, 2017 USD ($)
Employee Benefit Plans [Abstract]
2018	$ 1.9
2019	2.3
2020	2.5
2021	2.6
2022	2.7
2023-2027	$ 17.2